Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-15565

05069326

NYSE

November 23, 2005

RECD S.E.C.
NOV 2 3 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SEMCO ENERGY, INC., Rights to Purchase Series A Preference Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 23, 2005.

Sincerely,

PROCESSED
NOV 23 2005 E
THOMSON
FINANCIAL